[logo] PIONEER
       Investments(R)







                                                 January 30, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Series Trust II (the "Trust")
     (File Nos. 333-110171)
     CIK No. 0001265389

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information relating to the offering of the Trust's shares to be issued in connection with the proposed reorganizations of Papp Stock Fund, Papp Small & Mid-Cap Growth Fund, Papp America-Abroad Fund and Papp America-Pacific Rim Fund into Pioneer Papp Stock Fund, Pioneer Papp Small and Mid Cap Growth Fund, Pioneer Papp Strategic Growth Fund and Pioneer Papp America-Pacific Rim Fund, respectively, that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Pre- Effective Amendment No. 1 to the Trust's registration statement on Form N-14 filed electronically (Accession No. 0001265389-04-000004) on January 20, 2004.

     If you have any questions about this certification, please contact me at (617) 517-8909 (collect).

                                                 Very truly yours,


                                                 /s/ Nancy Fanning
                                                 Nancy Fanning
                                                 Legal Product Manager

cc:  Mr. David C. Phelan
     Mr. Charles F. McCain II







Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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